Events after the balance sheet date	12 Months Ended
Dec. 31, 2017
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Events after the balance sheet date

37. Events after the balance sheet date

During January 2018, the Group successfully executed market tenders to repurchase €250m of its €500m euro 1.875% notes due May 2021 and €200m of its €500m euro 1.375% notes due May 2025.

On 16 February, the Group completed its £300m share buyback programme. In aggregate between 18 October 2017 and 16 February 2018, the Group repurchased 42,835,577 shares, including 21,839,676 repurchased since 31 December 2017 at a cost of £151m.